DEBT (Details) (USD $)	12 Months Ended				9 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Golar Viking facility Investor Bank [Member]	Dec. 31, 2011 Unsecured debt World Shipholding facility	Dec. 31, 2012 Unsecured debt World Shipholding facility	May 31, 2012 Unsecured debt World Shipholding facility	Feb. 29, 2012 Unsecured debt World Shipholding facility	Jan. 31, 2012 Unsecured debt World Shipholding facility	Apr. 30, 2011 Unsecured debt World Shipholding facility	Apr. 30, 2006 Secured debt Golar Maria facility	Dec. 31, 2012 Secured debt Golar Maria facility	Dec. 31, 2011 Secured debt Golar Maria facility	Mar. 31, 2008 Secured debt Golar Maria facility	Jan. 30, 2008 Secured debt Golar Arctic facility	Dec. 31, 2012 Secured debt Golar Arctic facility	Dec. 31, 2011 Secured debt Golar Arctic facility	Jan. 31, 2008 Secured debt Golar Arctic facility	Dec. 31, 2012 Secured debt Golar Viking facility	Jan. 31, 2012 Secured debt Golar Viking facility	Dec. 31, 2011 Secured debt Golar Viking facility	Aug. 31, 2007 Secured debt Golar Viking facility	Jan. 31, 2005 Secured debt Golar Viking facility	Dec. 31, 2012 Secured debt Mazo facility	Dec. 31, 2011 Secured debt Mazo facility	Dec. 31, 2012 Secured debt Golar LNG Partners credit facility	Dec. 31, 2011 Secured debt Golar LNG Partners credit facility	Dec. 31, 2012 Secured debt Golar Freeze facility	Dec. 31, 2011 Secured debt Golar Freeze facility	Dec. 31, 2012 Convertible debt Convertible bonds	Dec. 31, 2011 Convertible debt Convertible bonds	Dec. 31, 2012 Rate in excess of LIBOR Unsecured debt World Shipholding facility	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum
Components of long-term debt:
Total long-term debt due to third parties	$ 504,906,000	$ 691,549,000
Total long-term debt due to related parties	0	80,000,000
Total long-term debt (including related parties)	504,906,000	771,549,000			80,000,000	0						89,525,000	94,525,000			96,250,000	101,250,000		90,800,000		95,200,000			0	38,932,000	0	257,500,000	0	104,142,000	228,331,000	0
Less: current portion of long-term debt due to third parties and related parties	14,400,000	64,306,000
Long-term debt (including related parties)	490,506,000	707,243,000
Repayments of long-term debt:
2013	14,400,000
2014	92,675,000
2015	91,900,000
2016	4,400,000
2017	301,531,000
Credit facilities:
Maximum borrowing capacity							120,000,000	250,000,000	145,000,000	80,000,000	120,000,000							120,000,000					120,000,000
Amount drawn in period					80,000,000
Weighted average interest rate	3.97%	2.59%
Description of variable rate basis	LIBOR	LIBOR				LIBOR					LIBOR				LIBOR				LIBOR
Basis spread on variable rate																																3.50%	0.70%	0.70%	0.95%	3.50%
Commitment fee percentage						0.75%
Debt instrument, maturity term											5 years				7 years				10 years
Final payment amount														80,800,000				86,300,000	71,000,000
Current borrowing capacity																						120,000,000
Amount outstanding																				120,000,000
Total assets	2,414,399,000	2,232,634,000		0
Net income attributable to Golar LNG Ltd	$ 971,303,000	$ 46,650,000	$ 384,000	$ 0